Other assets - Non-Readily Marketable Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Equity securities without readily determinable fair value, amount	$ 479	$ 445
Equity securities without readily determinable fair value, upward price adjustment, annual amount	52	125	$ 105
Equity securities without readily determinable fair value, downward price adjustment, annual amount	(41)	(8)	0
Equity securities without readily determinable fair value, net adjustment, annual amount	11	$ 117	$ 105
Equity securities without readily determinable fair value, upward price adjustment, cumulative amount	335
Equity securities without readily determinable fair value, downward price adjustment, cumulative amount	(53)
Equity securities without readily determinable fair value, net price adjustment, cumulative amount	$ 282